Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of accrued expenses and other current liabilities [Abstract]
Salary and welfare payable		¥ 12,803	$ 1,856	¥ 8,101
Payable for acquisition of noncontrolling interests		245	36	245
Accrued rental		1,244	180	1,140
Accrued expenses	[1]	10,172	1,475	8,174
Value added tax and other taxes payable		359	52	417
Payable for property and equipment		46	7	71
Accrued utilities		41	6	58
Other payables		1,011	146	1,564
Total		¥ 25,921	$ 3,758	¥ 19,770

[1]	the accrued expenses mainly consists of accrued professional fees.